As filed with the Securities and Exchange Commission on September 20, 2019

Securities Act Registration No. 33-10451

Investment Company Act Registration No. 811-4920

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                            X

Post-Effective Amendment No. 105                 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

Amendment No. 107                                         X

(Check appropriate box or boxes)

WASATCH FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (801) 533-0777

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Advisors, Inc. 505 Wakara Way, 3rd Floor Salt Lake City, UT 84108	Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective:

( )	immediately upon filing pursuant to paragraph (b)
( X )	on September 30, 2019 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________ pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 103 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 105 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on June 10, 2019 to establish Wasatch Global Select Fund and Wasatch International Select Fund, each a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on August 24, 2019. Post-Effective Amendment No. 104 under the 1933 Act and Amendment No. 106 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on August 22, 2019, designating September 20, 2019 as the new effective date for the Amendment.

This Post-Effective Amendment No. 105 under the 1933 Act and Amendment No. 107 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating September 30, 2019 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 105 incorporates by reference the information contained in Part A, Part B and Part C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 105 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 105 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended and Post-Effective Amendment No. 107 under the Investment Company Act of 1940, as amended to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Salt Lake City, and the State of Utah on the 20th day of September 2019.

WASATCH FUNDS TRUST

By	/s/ Eric S. Bergeson
Eric S. Bergeson
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Eric S. Bergeson Eric S. Bergeson	President and Trustee (principal executive officer)	September 20, 2019

/s/ Michael K. Yeates Michael K. Yeates	Treasurer (principal financial and accounting officer)	September 20, 2019

James U. Jensen* James U. Jensen, Esquire	Trustee	September 20, 2019

Miriam M. Allison* Miriam M. Allison	Trustee	September 20, 2019

Heikki Rinne* Heikki Rinne	Trustee	September 20, 2019

Kristen M. Fletcher* Kristen M. Fletcher	Trustee	September 20, 2019

*/s/ Russell L. Biles

Russell L. Biles

Attorney-in-Fact

September 20, 2019

*Signed pursuant to powers of attorney are incorporated herein by reference to Exhibit (q) in Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on March 31, 2010, a power of attorney incorporated herein by reference to Exhibit q-1 in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on October 2, 2012 and a power of attorney incorporated herein by reference to Exhibit q-2 in Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 28, 2015.